Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Global Real Estate Fund
Prospectus [Line Items]
Average Annual Return, Percent		1.39%	(1.92%)	2.80%
Schwab Global Real Estate Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	(2.89%)	1.43%
Schwab Global Real Estate Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.16%	(1.65%)	1.74%
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.06%	9.23%
FTSE EPRA Nareit Global Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.57%	(1.87%)	2.00%

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.